UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C. 20549

                                                   FORM 13F

                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               March 31, 2013

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):        [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Mr. David Kroin
Address:                  165 Mason Street - 3rd Floor
                          Greenwich, CT  06830

13F File Number:  028-13262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name: __________________________________________________________________________

Title: _________________________________________________________________________

Phone: _________________________________________________________________________


Signature, Place, and Date of Signing:

         /s/ Mr. David Kroin        Greenwich, CT               May 15, 2013
       ----------------------     -----------------           ----------------
             [Signature]            [City, State]                  [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT. (Check  here  if  all holdings of  this reporting manager  are reported  in  this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check  here  if  a  portion  of  the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number                   Name

          028-12517                        Dr. Jeffrey R. Jay, M.D.
         ------------                      ----------------------------